CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Indemnities for years of service (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements of post-employment benefits
Opening balance	$ 17,409,793	$ 14,982,928
Service costs	1,202,371	1,018,080
Interest costs	1,000,018	737,566
Actuarial variations	(1,678,013)	2,905,020
Benefits paid	(1,644,526)	(2,233,801)
Total	$ 16,289,643	$ 17,409,793